Accounts Payable	12 Months Ended
Dec. 31, 2025
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

NOTE 14 – ACCOUNTS PAYABLE

Accounts payable mainly represent the amount the Company owes to its suppliers. As of December 31, 2025 and 2024, outstanding accounts payable amounted to $6,097,560 and $8,335,266, respectively.